Outstanding Balance of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Tax debt refinancing program payable	[1]	R$ 888,777	R$ 760,456
Current		278,277	105,514
Non-current		610,500	654,942
Law 11941/09 and Law 12865/2013 tax financing program
Income Tax [Line Items]
Tax debt refinancing program payable		638,409	756,120
REFIS II - PAES
Income Tax [Line Items]
Tax debt refinancing program payable		4,336	R$ 4,336
PRT (MP 766/2017)
Income Tax [Line Items]
Tax debt refinancing program payable		233,051
PERT (LAW 13496/2017)
Income Tax [Line Items]
Tax debt refinancing program payable		R$ 12,981

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.